Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Balance Sheet [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1884	7.1268
Profit/Loss [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1373		7.1587